Summary of Significant Accounting Policies - Schedules of Concentration of Risk by Risk Factor (Detail) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Third Party A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.00%	41.00%	52.00%
Third Party B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%	20.00%	25.00%